Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Cash Cash Equivalents and Restricted Cash

Cash, cash equivalents and restricted cash consist of the following:

	September 30, 2025	December 31, 2024
Cash and cash equivalents	$184,225	$146,852
Restricted cash	1,274	100,475
Total cash, cash equivalents and restricted cash	$185,499	$247,327

Cash, cash equivalents and restricted cash consist of the following:

	December 31, 2024	December 31, 2023
Cash and cash equivalents	$146,852	$216,671
Restricted cash	100,475	1,875
Total cash, cash equivalents and restricted cash	$247,327	$218,546

Schedule of Securities and Other Investments Owned and Securities

The Company’s securities and other investments owned and securities sold not yet purchased consisted of the following as of September 30, 2025 and December 31, 2024:

	September 30, 2025	December 31, 2024
Securities and other investments owned:
Securities and other investments owned at fair value:
Equity securities	$178,711	$165,408
Corporate bonds	33,048	29,027
Other fixed income securities	10,141	4,923
Partnership interests and other	23,575	15,867
Total securities and other investments owned at fair value:	245,475	215,225

Equity securities valued under the measurement alternative	69,991	67,100
Total securities and other investments owned	$315,466	$282,325

Securities sold not yet purchased:
Equity securities	$18,132	$—
Corporate bonds	1,954	1,891
Other fixed income securities	2,289	3,784
Total securities sold not yet purchased	$22,375	$5,675

As of December 31, 2024 and 2023, the Company’s securities and other investments owned and securities sold not yet purchased at fair value consisted of the following securities:

	December 31, 2024	December 31, 2023
Securities and other investments owned:
Equity securities	$232,508	$711,577
Corporate bonds	29,027	59,287
Other fixed income securities	4,923	2,989
Partnership interests and other	15,867	35,196
	$282,325	$809,049

Securities sold not yet purchased:
Equity securities	$—	$1,037
Corporate bonds	1,891	5,971
Other fixed income securities	3,784	1,593
	$5,675	$8,601

Schedule of Equity Securities Without Readily Determinable Fair Value	The carrying value of equity securities measured under the measurement alternative are as follows:
	September 30, 2025	December 31, 2024
Measurement alternative:
Carrying value	$69,991	$67,100

The following table presents the related adjustments recorded during the three and nine months ended September 30, 2025 and 2024 for equity securities measured under the measurement alternative and for those securities with observable price changes:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Upward carrying value changes	$—	$—	$1,732	$1,289
Downward carrying value changes/impairment	$(227)	$—	$(819)	$(2)
As of December 31, 2024 and 2023, the following table presents the carrying value of equity securities measured under the measurement alternative investments and the related adjustments recorded during the periods presented for those securities with observable price changes:
	December 31, 2024	December 31, 2023
Securities and other investments owned, carrying value	$67,100	$64,455
Upward carrying value changes	1,848	100
Downward carrying value changes/impairment	(2)	(21,395)

Schedule of Financial Assets Measured on Nonrecurring Basis

The following table presents the carrying amounts of equity securities valued under the measurement alternative that were still held as of the balance sheet date for which a nonrecurring fair value measurement was recorded during the period.

	Fair Value	Level 2
As of September 30, 2025
Non-marketable equity securities measured using the measurement alternative	$12,101	$12,101
As of December 31, 2024
Non-marketable equity securities measured using the measurement alternative	$7,294	$7,294

The following table presents information on the assets measured at fair value on a nonrecurring basis by level within the fair value hierarchy as of December 31, 2024 and 2023. These investments were measured due to an observable price change or impairment during the years ended December 31, 2024 and 2023.

	Fair Value Measurement Using
	Total	Quoted prices in active markets for identical assets (Level 1)	Other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
As of December 31, 2024
Investments in nonpublic entities that do not report NAV	$7,294	$—	$7,294	$—
As of December 31, 2023
Investments in nonpublic entities that do not report NAV	$1,628	$—	$1,602	$26

Schedule of Equity Method Investments

The following tables contain summarized financial information with respect to Freedom VCM, included below for purposes of the disclosure a quarter in arrears (consolidated balance sheet amounts as of September 30, 2024 correspond to amounts as of December 31, 2024 of the Company; income statement amounts during the three and nine months ended June 30, 2024 correspond to amounts for the three and nine months ended September 30, 2024 of the Company), which is the period in which the most recent financial information was available.

September 30, 2024
Current assets	$871,102
Noncurrent assets	$2,889,334
Current liabilities	$569,281
Noncurrent liabilities	$2,680,178
Equity attributable to investee	$510,977
	Three Months Ended June 30, 2024	Nine Months Ended June 30, 2024
Revenues	$767,404	$2,383,350
Cost of revenues	$491,702	$1,503,104
Loss from continuing operations	$—	$(1,175)
Net loss attributable to investees	$(111,881)	$(300,720)

The Company owns a 25% voting interest in B&W whereby the Company has elected to account for this investment under the fair value option. The following tables contain summarized financial information with respect to B&W included below for purposes of the disclosure a quarter in arrears (balance sheet amounts as of June 30, 2025 and September 30, 2024 correspond to amounts as of September 30, 2025 and December 31, 2024, respectively, of the Company; income statement amounts during the three and nine months ended June 30, 2025 and 2024 correspond to amounts during the three and nine months ended September 30, 2025 and 2024, respectively, of the Company), which is the period in which the most recent financial information is available:

	June 30, 2025	September 30, 2024
Current assets	$526,901	$530,223
Noncurrent assets	$176,589	$274,410
Current liabilities	$529,293	$297,928
Noncurrent liabilities	$482,883	$709,823
Deficit attributable to investee	$(309,226)	$(203,694)
Noncontrolling interest	$540	$576
	Three Months Ended June 30,		Nine Months Ended June 30,
	2025	2024	2025	2024
Revenues	$144,054	$233,642	$391,524	$668,365
Cost of revenues	$100,812	$179,152	$283,988	$509,779
(Loss) income from continuing operations	$(6,052)	$25,222	$(85,133)	$(44,843)
Net (loss) income	$(58,492)	$25,364	$(143,502)	$(54,151)
Net (loss) income attributable to investees	$(58,492)	$25,315	$(143,564)	$(57,972)
The following summarized income statement for Synchronoss is included below for purposes of disclosure a quarter in arrears whereas the three and nine months ended June 30, 2024 correspond to amounts during the three and nine months ended September 30, 2024 of the Company, which was the period in which the most recent financial information was available:

	Three Months Ended June 30, 2024	Nine Months Ended June 30, 2024
Revenues	$43,458	$127,825
Cost of revenues	$10,401	$30,916
Net income (loss) attributable to investees	$78	$(32,582)

The following table contains summarized financial information for these companies, included below for purposes of the disclosure a quarter in arrears (balance sheet amounts as of June 30, 2025 and September 30, 2024 correspond to amounts as of September 30, 2025 and December 31, 2024, respectively, of the Company; income statement amounts during the three and nine months ended June 30, 2025 and 2024 correspond to amounts during the three and nine months ended September 30, 2025 and 2024, respectively, of the Company), which is the period in which the most recent financial information is available:

	June 30, 2025	September 30, 2024
Current assets	$20,941	$215,927
Noncurrent assets	$136,668	$572,628
Current liabilities	$17,765	$86,672
Noncurrent liabilities	$84,251	$105,711
Equity attributable to investee	$55,593	$596,172
	For the Three Months Ended June 30,		For the Nine Months Ended June 30,
	2025	2024	2025	2024
Revenues	$16,709	$111,909	$46,932	$372,418
Cost of revenues	$2,928	$76,286	$7,725	$279,426
Net income (loss) attributable to investees	$872	$(4,273)	$4,881	$(14,229)

The following tables contain summarized financial information with respect to GA Holdings, included below for purposes of the disclosure a quarter in arrears (balance sheet amounts as of June 30, 2025 correspond to amounts as of September 30, 2025 and income statement amounts during the quarter ended June 30, 2025 and period from November 15, 2024 to June 30, 2025 correspond to quarter ended and year to date amounts for the period ended September 30, 2025, respectively):

June 30, 2025
Current assets	$50,040
Noncurrent assets	$276,007
Current liabilities	$35,151
Noncurrent liabilities	$538
Mezzanine equity – preferred units	$279,097
Equity attributable to investee	$11,261
	Three Months Ended June 30, 2025	November 15, 2024 to June 30, 2025
Revenue	$55,947	$114,683
Cost of revenue and expenses	$54,203	$105,431
Net income attributable to investee	$1,744	$9,252

The following tables contain summarized financial information with respect to Joann Retail, included below for purposes of the disclosure a quarter in arrears (balance sheet amounts as of June 30, 2025 correspond to amounts as of September 30, 2025 and income statement amounts for the three months ended June 30, 2025 and period from February 27, 2025 (inception) to June 30, 2025 correspond to the three and nine months ended September 30, 2025, respectively):

June 30, 2025
Current assets	$47,944
Noncurrent assets	$—
Current liabilities	$47,944
Equity attributable to investee	$—
	Three Months Ended June 30, 2025	February 27, 2025 to June 30, 2025
Revenue	$158,990	$158,990
Cost of revenue and expenses	$94,825	$98,440
Net income attributable to investee	$64,165	$60,550
The following tables contain summarized financial information with respect to Freedom VCM, included below for purposes of the disclosure a quarter in arrears (balance sheet amounts as of September 30, 2024 and 2023 correspond to amounts as of December 31, 2024 and 2023, respectively, of the Company; income statement amounts during the twelve months ended September 30, 2024 and 2023 correspond to amounts during the year ended December 31, 2024 and 2023, respectively, of the Company), which is the period in which the most recent financial information is available:
	As of September 30,
	2024	2023
Current assets	$871,102	$1,219,682
Noncurrent assets	$2,889,334	$3,142,660
Current liabilities	$569,281	$749,894
Noncurrent liabilities	$2,680,178	$2,695,446
Equity attributable to investee	$510,977	$917,003
	For the twelve months ended September 30
	2024	2023
Revenues	$3,131,138	$4,276,097
Cost of revenues	$1,991,258	$2,608,203
Net loss attributable to investees	$(391,385)	$(276,813)

The Company owns a 29.1% voting interest in B&W whereby the Company has elected to account for this investment under the fair value option. The following tables contain summarized financial information with respect to B&W included below for purposes of the disclosure a quarter in arrears (balance sheet amounts as of September 30, 2024 and 2023, correspond to amounts as of December 31, 2024 and 2023, respectively, of the Company; income statement amounts during the twelve months ended September 30, 2024 and 2023, correspond to amounts during the year ended December 31, 2024 and 2023, respectively, of the Company):

	As of September 30,
	2024	2023
Current assets	$530,223	$542,300
Noncurrent assets	$274,410	$294,979
Current liabilities	$297,928	$393,539
Noncurrent liabilities	$709,823	$585,430
Equity attributable to investee	$(203,694)	$(142,316)
Noncontrolling interest	$576	$626
	For the twelve months ended September 30,
	2024	2023
Revenues	$878,224	$1,022,064
Cost of revenues	$721,112	$795,422
Loss from continuing operations	$(55,910)	$(23,484)
Net loss	$(59,482)	$(128,587)
Net loss attributable to investees	$(67,019)	$(143,591)

Company sold its entire equity investment in Alta Equipment Group, Inc. In the prior year, at December 31, 2023, the Company had a voting interest of 14% in Synchronoss Technologies, Inc. and 11% in Alta Equipment Group, Inc., and the Company had significant influence due to the equity ownership interest and board representation for both companies. The Company elected to account for these equity investments under the fair value option. The following tables contain summarized financial information for these companies, included below for purposes of the disclosure a quarter in arrears (balance sheet amounts as of September 30, 2024 and 2023, correspond to amounts as of December 31, 2024 and 2023, respectively, of the Company; income statement amounts during the twelve months ended September 30, 2024 and 2023, correspond to amounts during the year ended December 31, December 31, 2024 and 2023, respectively, of the Company), which is the period in which the most recent financial information is available:

	Synchronoss		Alta Equipment Group, Inc.
	As of September 30,		As of September 30, 2023
	2024	2023
Current assets	$77,940	$85,903	$784,300
Noncurrent assets	$221,758	$275,304	$696,100
Current liabilities	$41,553	$74,528	$569,800
Noncurrent liabilities	$210,342	$166,673	$763,100
Equity attributable to investee	$47,803	$120,006	$147,500
	Synchronoss		Alta Equipment Group, Inc.
	For the twelve months ended September 30,		For the twelve months ended September 30, 2023
	2024	2023
Revenues	$170,789	$234,699	$1,783,900
Cost of revenues	$68,365	$82,167	$1,298,900
Net (loss) income attributable to investees	$(38,283)	$(45,468)	$7,100
The following table contains summarized financial information for these companies, included below for purposes of the disclosure a quarter in arrears (balance sheet amounts as of September 30, 2024 and

2023, correspond to amounts as of December 31, 2024 and 2023, respectively, of the Company; income statement amounts during the twelve months ended September 30, 2024 and 2023, correspond to amounts during the year ended December 31, 2024 and 2023, respectively, of the Company), which is the period in which the most recent financial information is available:

	As of September 30,
	2024	2023
Current assets	$215,927	$281,610
Noncurrent assets	$572,628	$627,858
Current liabilities	$86,672	$150,114
Noncurrent liabilities	$105,711	$277,638
Preferred stock	$—	$4,500
Equity attributable to investee	$596,172	$477,216
	For the twelve months ended September 30,
	2024	2023
Revenues	$428,564	$551,374
Cost of revenue and expenses	$320,364	$383,461
Net (loss) income attributable to investees	$(43,372)	$35,898

Schedule of Financial Assets and Liabilities Measured on Recurring Basis

The following tables present information on the financial assets and liabilities measured and recorded at fair value on a recurring basis as of September 30, 2025 and December 31, 2024.

	Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis as of September 30, 2025 Using
	Fair value as of September 30, 2025	Quoted prices in active markets for identical assets (Level 1)	Other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Securities and other investments owned:
Equity securities	$178,711	$149,734	$—	$28,977
Corporate bonds	33,048	86	32,962	—
Other fixed income securities	10,141	—	10,141	—
Total securities and other investments owned	221,900	149,820	43,103	28,977
Loans receivable, at fair value	55,018	—	—	55,018
Other assets	—	—	—	—
Total assets measured at fair value	$276,918	$149,820	$43,103	$83,995

Liabilities:
Securities sold not yet purchased:
Equity securities	$18,132	$18,132	$—	$—
Corporate bonds	1,954	—	1,954	—
Other fixed income securities	2,289	—	2,289	—
Total securities sold not yet purchased	22,375	18,132	4,243	—
Liability-classified warrants	8,500	—	—	8,500
Total liabilities measured at fair value	$30,875	$18,132	$4,243	$8,500
	Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis at December 31, 2024 Using
	Fair value at December 31, 2024	Quoted prices in active markets for identical assets (Level 1)	Other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Securities and other investments owned:
Equity securities	$165,408	$124,892	$—	$40,516
Corporate bonds	29,027	25,461	3,566	—
Other fixed income securities	4,923	—	4,923	—
Total securities and other investments owned	199,358	150,353	8,489	40,516
Loans receivable, at fair value	90,103	—	—	90,103
Total assets measured at fair value	$289,461	$150,353	$8,489	$130,619
	Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis at December 31, 2024 Using
	Fair value at December 31, 2024	Quoted prices in active markets for identical assets (Level 1)	Other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Liabilities:
Securities sold not yet purchased:
Corporate bonds	$1,891	$—	$1,891	$—
Other fixed income securities	3,784	—	3,784	—
Total securities sold not yet purchased	5,675	—	5,675	—
Contingent consideration	4,538	—	—	4,538
Total liabilities measured at fair value	$10,213	$—	$5,675	$4,538

The following tables present information on the financial assets and liabilities measured and recorded at fair value on a recurring basis as of December 31, 2024 and 2023.

	Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis at December 31, 2024 Using
	Fair value at December 31, 2024	Quoted prices in active markets for identical assets (Level 1)	Other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Securities and other investments owned:
Equity securities	$165,408	$124,892	$—	$40,516
Corporate bonds	29,027	25,461	3,566	—
Other fixed income securities	4,923	—	4,923	—
Total securities and other investments owned	199,358	150,353	8,489	40,516
Loans receivable, at fair value	90,103	—	—	90,103
Total assets measured at fair value	$289,461	$150,353	$8,489	$130,619

Liabilities:
Securities sold not yet purchased:
Corporate bonds	$1,891	$—	$1,891	$—
Other fixed income securities	3,784	—	3,784	—
Total securities sold not yet purchased	5,675	—	5,675	—
Contingent consideration	4,538	—	—	4,538
Total liabilities measured at fair value	$10,213	$—	$5,675	$4,538
	Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis at December 31, 2023 Using
	Fair value at December 31, 2023	Quoted prices in active markets for identical assets (Level 1)	Other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Securities and other investments owned:
Equity securities	$647,122	$194,541	$—	$452,581
Corporate bonds	59,287	56,045	3,242	—
Other fixed income securities	2,989	—	2,989	—
Total securities and other investments owned	709,398	250,586	6,231	452,581
Loans receivable, at fair value	532,419	—	—	532,419
Total assets measured at fair value	$1,241,817	$250,586	$6,231	$985,000

Liabilities:
Securities sold not yet purchased:
Equity securities	$1,037	$1,037	$—	$—
Corporate bonds	5,971	—	5,971	—
Other fixed income securities	1,593	—	1,593	—
Total securities sold not yet purchased	8,601	1,037	7,564	—
Contingent consideration	25,194	—	—	25,194
Total liabilities measured at fair value	$33,795	$1,037	$7,564	$25,194

Schedule of Fair Value Measurement Inputs and Valuation Techniques

The following tables summarize the significant unobservable inputs in the fair value measurement of Level 3 financial assets and liabilities by category of investment and valuation technique as of September 30, 2025 and December 31, 2024:

	Fair value at September 30, 2025	Valuation Technique	Unobservable Input	Range	Weighted Average(1)
Assets:
Equity securities	$24,117	Market approach	Multiple of EBITDA(2)	5.9x	5.9x
			Multiple of sales	0.5x – 6.0x	2.3x
			Market price of related security	$10.07 – $11.91	$11.04
	4,860	Option pricing model	Annualized volatility	48.0% – 192.0%	71.0%
Loans receivable at fair value	53,715	Discounted cash flow	Discount rate	7.3% – 20.2%	16.4%
	1,303	Market approach	Market price of related security	$6.08	$6.08
Total level 3 assets measured at fair value	$83,995
Liabilities:
Liability-classified warrants	$8,500	Monte Carlo simulation and Black-Scholes option pricing model	Annualized volatility	80.0%	80.0%
			Discount for lack of marketability	12.0%	12.0%
Total level 3 liabilities measured at fair value	$8,500

(1)      Unobservable inputs were weighted by the relative fair value of the financial instruments.

(2)      Multiple of earnings before interest, taxes, depreciation, and amortization (“EBITDA”).

	Fair value at December 31, 2024	Valuation Technique	Unobservable Input	Range	Weighted Average(1)
Assets:
Equity securities	$34,654	Market approach	Multiple of EBITDA	6.3x	6.3x
			Multiple of Sales	2.1x – 8.0x	3.1x
			Market price of related security	$9.97 – $11.10	$10.76
	5,862	Option pricing model	Annualized volatility	47.0% – 171.0%	87.0%
Loans receivable at fair value	86,150	Discounted cash flow	Discount rate	7.3% – 69.1%	19.7%
	3,953	Market approach	Market price of related security	$9.60 – $16.48	$12.90
Total level 3 assets measured at fair value	$130,619
Liabilities:
Contingent consideration	$4,538	Discounted cash flow	Discount rate	5.0% – 7.5%	5.1%
Total level 3 liabilities measured at fair value	$4,538

(1)      Unobservable inputs were weighted by the relative fair value of the financial instruments.

The table below summarizes the significant unobservable inputs in determining the fair value measurement on a nonrecurring basis of the noncontrolling interest issued on March 10, 2025 as described above. In determining the fair value below, the valuation utilized a weighting of 75% for the discounted cash flow method and 25% for the market approach.

	Fair Value at Measurement Date	Valuation Technique	Unobservable Input	Range	Weighted Average
Nonrecurring
Noncontrolling interest	$1,575	Discounted cash flow and market approach	Market interest rate and multiple of EBIT	Discount rate 21% and multiple of EBIT 5.75x – 10.00x	Discount rate 21% and multiple of EBIT 7.3x(1)

(1)      Unobservable inputs were weighted by the relative equity value of BRSH.

The following table summarizes the significant unobservable inputs in the fair value measurement of level 3 financial assets and liabilities by category of investment and valuation technique as of December 31, 2024:

	Fair value at December 31, 2024	Valuation Technique	Unobservable Input	Range	Weighted Average(1)
Assets:
Equity securities	$34,654	Market approach	Multiple of EBITDA(2)	6.3x	6.3x
			Multiple of Sales	2.1x – 8.0x	3.1x
			Market price of related security	$9.97 – $11.10	$10.76
	5,862	Option pricing model	Annualized volatility	47.0% – 171.0%	87.0%
Loans receivable at fair value	86,150	Discounted cash flow	Market interest rate	7.3% – 69.1%	19.7%
	3,953	Market approach	Market price of related security	$9.60 – $16.48	$12.90
Total level 3 assets measured at fair value	$130,619

Liabilities:
Contingent consideration	4,538	Discounted cash flow	Market interest rate	5.0% – 7.5%	5.1%
Total level 3 liabilities measured at fair value	$4,538

(1)      Unobservable inputs were weighted by the relative fair value of the financial instruments.

(2)      Multiple of earnings before interest, taxes, depreciation, and amortization (“EBITDA”).

The following table summarizes the significant unobservable inputs in the fair value measurement of level 3 financial assets and liabilities by category of investment and valuation technique as of December 31, 2023:

	Fair value at December 31, 2023	Valuation Technique	Unobservable Input	Range	Weighted Average(1)
Assets:
Equity securities	$324,279	Market approach	Multiple of EBITDA	0.7x – 13.5x	8.3x
			Multiple of Sales	0.8x to 3.5x	0.9x
			Market price of related security	$0.04 – $92.51	$12.27
	58,331	Discounted cash flow	Market interest rate	20.2% – 57.0%	24.60%
	69,971	Option pricing model	Annualized volatility	25.0% – 187.0%	67.0%
Loans receivable at fair value	512,522	Discounted cash flow	Market interest rate	10.0% – 41.6%	17.1%
	19,897	Market approach	Market price of related security	$19.87	$19.87
Total level 3 assets measured at fair value	$985,000

Liabilities:
Contingent consideration	25,194	Discounted cash flow	EBITDA volatility	70.0%	70.0%
			Asset volatility	69.0%	69.0%
			Market interest rate	8.5%	8.5%
Total level 3 liabilities measured at fair value	$25,194

(1)      Unobservable inputs were weighted by the relative fair value of the financial instruments.

Schedule of Fair Value Measurement of Level 3 Financial Assets and Liabilities

The changes in Level 3 fair value hierarchy during the three months ended September 30, 2025 and 2024 were as follows:

	Level 3 Balance at Beginning of Period	Level 3 Changes During the Period						Level 3 Balance at End of Period	Change in unrealized gains (losses)(2)
		Fair Value Adjustments(1)	Relating to Undistributed Earnings	Purchases/ Originations	Sales	Settlements/ Repayments	Transfer in and/or out of Level 3
Three Months Ended September 30, 2025
Equity securities	$27,726	$645	$—	$175,599	$—	$(174,993)	$—	$28,977	$644
Loans receivable at fair value	48,980	1,299	—	47,580	—	(42,841)	—	55,018	1,183
Other assets	1,029	(1,029)	—	—	—	—	—	—	(1,029)
Contingent consideration	4,608	(4,560)	—	—	—	(48)	—	—	4,560
Liability-classified warrants	4,160	4,340	—	—	—	—	—	8,500	(4,340)

Three Months Ended September 30, 2024
Equity securities	$114,982	$(66,349)	$—	$49	$—	$13,266	$—	$61,948	$(66,346)
Loans receivable at fair value	229,199	(71,477)	874	27,727	—	(34,619)	—	151,704	(71,478)
Contingent consideration	25,216	373	—	—	—	(5,048)	—	20,541	(373)

(1)      Fair value adjustments during the three months ended September 30, 2025 includes the following: $645 of realized and unrealized gains (losses) on equity securities is comprised of $(37) included in “Trading gains (losses), net” and $682 included in “Realized and unrealized gains (losses) on investments”, $1,299 of fair value adjustments on loans included in “Fair value adjustments on loans”, $(1,029) of realized and unrealized losses related to other assets which is comprised of $(127) recorded to “Trading gains (losses), net” and $(902) recorded to “Realized and unrealized gains (losses) on investments”, $4,560 of realized and unrealized gains related to contingent consideration included in “Selling, general and administrative expenses”, and $(4,340) of unrealized gains related to liability-classified warrants included in “Change in fair value of financial instruments and other” line items in the unaudited condensed consolidated statements of operations.

          Fair value adjustments during the three months ended September 30, 2024 includes the following: $(66,349) of realized and unrealized gains (losses) on equity securities is comprised of $(15,127) of realized and unrealized gains (losses) included in “Trading gains (losses), net” and $(51,222) of realized and unrealized gains (losses) included in “Realized and unrealized gains (losses) on investments”, $(71,477) of fair value adjustments on loans included in “Fair value adjustments on loans”, and $(373) related to contingent consideration included in “Selling, general and administrative expenses” line items in the unaudited condensed consolidated statements of operations.

(2)      For the three months ended September 30, 2025 and 2024, the change in unrealized gains (losses) is related to financial instruments held at the end of each respective reporting period.

The changes in Level 3 fair value hierarchy during the nine months ended September 30, 2025 and 2024 were as follows:

		Level 3 Changes During the Period
	Level 3 Balance at Beginning of Year	Fair Value Adjustments(1)	Relating to Undistributed Earnings	Purchases/ Originations	Sales	Settlements/ Repayments	Transfer in and/or out of Level 3	Level 3 Balance at End of Period	Change in unrealized gains (losses)(2)
Nine Months Ended September 30, 2025
Equity securities	$40,516	$(3,003)	$—	$201,466	$(10,000)	$(200,002)	$—	$28,977	$(3,655)
Loans receivable at fair value	90,103	(5,997)	—	106,212	(10,415)	(124,885)	—	55,018	(8,834)
Contingent consideration	4,538	(4,394)	—	—	—	(144)	—	—	4,394
Liability-classified warrants	—	640	—	7,860	—	—	—	8,500	(640)
Embedded derivative	—	(8,119)	—	11,244	—	(3,125)	—	—	8,119

Nine Months Ended September 30, 2024
Equity securities	$452,581	$(325,310)	$20	$665	$(78,197)	$13,266	$(1,077)	$61,948	$(327,675)
Loans receivable at fair value	532,419	(259,260)	5,136	65,832	(22,785)	(169,638)	—	151,704	(267,549)
Contingent consideration	25,194	513	—	—	—	(5,166)	—	20,541	(513)

(1)      Fair value adjustments during the nine months ended September 30, 2025 includes the following: $(3,003) of realized and unrealized gains (losses) on equity securities is comprised of $(1,212) included in “Trading gains (losses), net” and $(1,791) of realized and unrealized gains (losses) included in “Realized and unrealized gains (losses) on investments”, $(5,997) of fair value adjustments on loans included in “Fair value adjustments on loans”, $4,394 of realized and unrealized gains related to contingent consideration included in “Selling, general and administrative expenses”, $(640) of realized and unrealized losses related to liability-classified warrants included in “Change in fair value of financial instruments and other”, and $8,119 of unrealized gains related to embedded derivatives included in “Change in fair value of financial instruments and other” line items in the unaudited condensed consolidated statements of operations. Fair value adjustments during the nine months ended September 30, 2024 includes the following: $(325,310) of realized and unrealized gains (losses) on equity securities is comprised of $(64,632) of realized and unrealized gains (losses) included in fair value adjustments on loans and $(260,678) of realized and unrealized gains (losses) included in “Realized and unrealized gains (losses) on investments”, $(259,260) of fair value adjustments on loans included in “Fair value adjustments on loans”, and $(513) related to contingent consideration included in “Selling, general and administrative expenses” line items in the unaudited condensed consolidated statements of operations.

(2)      For the nine months ended September 30, 2025 and 2024, the change in unrealized gains (losses) is related to financial instruments held at the end of each respective reporting period.

The changes in Level 3 fair value hierarchy during the year ended December 31, 2024 and 2023 are as follows:

	Level 3 Balance at Beginning of Year	Level 3 Changes During the Period						Level 3 Balance at End of Period	Change in unrealized gains (losses)(3)
		Fair Value Adjustments(1)	Relating to Undistributed Earnings	Purchases/ Originations	Sales	Settlements/ Repayments	Transfer in and/or out of Level 3(2)
Year Ended December 31, 2024
Equity securities	$452,581	$(349,918)	$20	$3,862	$(78,197)	$13,245	$(1,077)	$40,516	$(65,839)
Loans receivable at fair value	532,419	(325,499)	5,420	107,025	(30,936)	(198,326)	—	90,103	(335,295)
Contingent consideration	25,194	850	—	—	—	(10,693)	(10,813)	4,538	—

Year Ended December 31, 2023
Equity securities	$153,972	$(4,600)	$(22)	$341,802	$(44,383)	$—	$5,812	$452,581	$(21,987)
Loans receivable at fair value	701,652	20,225	(3,105)	531,844	(84,984)	(632,963)	(250)	532,419	21,641
Contingent consideration	30,773	(4,170)	—	—	—	(1,409)	—	25,194	—

(1)      Fair value adjustments during the year ended December 31, 2024 includes the following: $(349,918) of realized and unrealized gains (losses) on equity securities is comprised of $(70,437) of realized and unrealized gains (losses) included in trading (loss) income and $(279,481) of realized and unrealized gains (losses) included in other income (loss) — realized and unrealized gains (losses) on investments, $(325,499) of fair value adjustments on loans included in fair value adjustments on loans, and $850 related to contingent consideration included in selling, general and administrative expenses in the consolidated statement of operations. Fair value adjustments during the year ended December 31, 2023 includes the following: $(4,600)

          of realized and unrealized gains (losses) on equity securities is comprised of $10,883 of realized and unrealized gains (losses) included in trading (loss) income and $(15,483) of realized and unrealized gains (losses) included in other income (loss) — realized and unrealized gains (losses) on investments, $20,225 of fair value adjustments on loans included in fair value adjustments on loans, and $(4,170) related to contingent consideration included in selling, general and administrative expenses in the consolidated statement of operations.

(2)      The $10,813 transfer out of Level 3 represents the reclassification of contingent consideration associated with Atlantic Coast Recycling to liabilities held for sale during the year ended December 31, 2024. Refer to Note 4 for more information.

(3)      For the years ended December 31, 2024 and 2023, the change in unrealized gains (losses) is related to financial instruments held at the end of each respective reporting period.

Schedule of Variable Interests in VIE

The carrying amounts included in the Company’s unaudited condensed consolidated balance sheets related to variable interests in VIEs that were not consolidated are shown below.

	September 30, 2025	December 31, 2024
Loans receivable, at fair value	$18,302	$28,193
Other assets	3,581	3,359
Maximum exposure to loss	$21,883	$31,552

The carrying amounts included in the Company’s consolidated financial statements related to variable interests in VIEs that were not consolidated is shown below.

	December 31, 2024	December 31, 2023
Securities and other investments owned, at fair value	$—	$28,573
Loans receivable, at fair value	28,193	250,801
Other assets	3,359	11,418
Maximum exposure to loss	$31,552	$290,792

Schedule of Assets and Liabilities Transferred to the BRC Trust

The carrying amounts and classification of the assets, liabilities and noncontrolling interest of the BRC Trust as of September 30, 2025 and formation on January 6, 2025, are as follows:

	September 30, 2025	January 6, 2025
Assets
Cash and cash equivalents	$194	$359
Securities and other investments owned, at fair value	666	577
Loans receivable, at fair value	—	10,276
Prepaid expenses and other assets	3,795	3,497
Total assets	$4,655	$14,709
Liabilities
Accrued expenses and other liabilities	$10	$290
Total liabilities	$10	$290

Noncontrolling interest	$4,643	$12,494

Schedule of Redeemable Noncontrolling Interest

Changes to redeemable noncontrolling interest consist of the following:

Amount
Balance, December 31, 2022	$178,622
Net loss	(146)
Purchase of Lingo minority interest	(11,190)
Remeasurement adjustments for Lingo and BRPM 250	8,477
Redemption of BRPM 250 Class A common stock	(175,763)
Balance, December 31, 2023	$—